UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  February 13, 2001

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          36

Form 13F Information Table Value Total:          $347,697



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    com              002824100     9732   200915 SH       SOLE                    32990            167925
Air Products & Chemicals Inc.  com              009158106     9361   228305 SH       SOLE                    37405            190900
Allstate Insurance             com              020002101    13567   311435 SH       SOLE                    50955            260480
American General Corp          com              026351106     8930   109565 SH       SOLE                    18035             91530
Baker Hughes Inc.              com              057224107     9113   219270 SH       SOLE                    35915            183355
Baxter International           com              071813109     8458    95775 SH       SOLE                    15735             80040
Bellsouth Corp                 com              079860102     7793   190375 SH       SOLE                    31235            159140
Boeing                         com              097023105    11397   172680 SH       SOLE                    28250            144430
Bristol Myers Co               com              110122108    10170   137550 SH       SOLE                    22550            115000
Chubb                          com              171232101    10176   117640 SH       SOLE                    19315             98325
Cigna                          com              125509109     8956    67695 SH       SOLE                    11135             56560
Citigroup                      com              172967101    12108   237130 SH       SOLE                    39065            198065
Comerica, Inc. Com.            com              200340107     9466   159430 SH       SOLE                    26010            133420
Compaq                         com              204493100     5171   343585 SH       SOLE                    56250            287335
Dominion Resources             com              25746U109     9598   143260 SH       SOLE                    23610            119650
Duke Energy Corporation        com              264399106    10578   124085 SH       SOLE                    20275            103810
Emerson Electric               com              291011104    10206   129500 SH       SOLE                    21215            108285
Federal Home Loan Mortgage Cor com              313400301    10826   157190 SH       SOLE                    25780            131410
Federal National Mtg. Assn.    com              313586109    10919   125870 SH       SOLE                    20660            105210
Firstar Corporation            com              33763V109    10521   452495 SH       SOLE                    74265            378230
FleetBoston  Financial Corpora com              339030108     7860   209245 SH       SOLE                    34255            174990
Halliburton Co                 com              406216101     6156   169830 SH       SOLE                    27820            142010
Household International        com              441815107    10231   186015 SH       SOLE                    30375            155640
Johnson & Johnson              com              478160104     9013    85790 SH       SOLE                    14135             71655
Lincoln National               com              534187109     8550   180705 SH       SOLE                    29630            151075
Mattel Inc.                    com              577081102     9249   640480 SH       SOLE                   105230            535250
Merck                          com              589331107    10224   109200 SH       SOLE                    17925             91275
Phillips Petroleum             com              718507106     8720   153325 SH       SOLE                    25150            128175
SBC Communications             com              78387G103     7231   151435 SH       SOLE                    24845            126590
Schlumberger Ltd.              com              806857108    10448   130705 SH       SOLE                    21420            109285
St. Paul Company               com              792860108    11860   218360 SH       SOLE                    37450            180910
Transocean Sedco Forex         com              G90078109    10623   230925 SH       SOLE                    37864            193061
USA Education Inc.             com              90390U102    13979   205570 SH       SOLE                    33510            172060
Verizon Communications         com              92343V104     7290   145445 SH       SOLE                    23860            121585
Washington Mutual              com              939322103     9344   176085 SH       SOLE                    28855            147230
Wells Fargo & Co.              com              949746101     9873   177295 SH       SOLE                    29125            148170